Alfred Ayensu-Ghartey
Vice President and
Associate General Counsel
(212) 314-2777
Alfred.Ayensu-Ghartey@equitable.com

VIA EDGAR

May 2, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
EQUI-VESTR (Series 800/801)
File No. 333-283597
CIK: 0002039145
Separate Account A
File Nos. 333-81501 and 811-01705
CIK 0000089024

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey